Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Entity Central Index Key	0000357059
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000190626 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Class R6
Trading Symbol	DLTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Class R6) returned 5.47% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 1, 2017 (Class R6's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (5/1/17)
Nomura Limited-Term Diversified Income Fund (Class R6) – including sales charge	5.47%	2.18%	2.34%
Nomura Limited-Term Diversified Income Fund (Class R6) – excluding sales charge	5.47%	2.18%	2.34%
Bloomberg US Aggregate Index	7.30%	-0.36%	1.85%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.20%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 656,711,941
Holdings Count | Holding	252	[1]
Advisory Fees Paid, Amount	$ 1,334,167
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective May 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.30% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.30% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
C000006363 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Institutional Class
Trading Symbol	DTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Institutional Class) returned 5.38% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Limited-Term Diversified Income Fund (Institutional Class) – including sales charge	5.38%	2.11%	2.34%
Nomura Limited-Term Diversified Income Fund (Institutional Class) – excluding sales charge	5.38%	2.11%	2.34%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 656,711,941
Holdings Count | Holding	252	[2]
Advisory Fees Paid, Amount	$ 1,334,167
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
C000006362 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Class R
Trading Symbol	DLTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Class R) returned 4.86% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Limited-Term Diversified Income Fund (Class R) – including sales charge	4.86%	1.60%	1.82%
Nomura Limited-Term Diversified Income Fund (Class R) – excluding sales charge	4.86%	1.60%	1.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 656,711,941
Holdings Count | Holding	252	[3]
Advisory Fees Paid, Amount	$ 1,334,167
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
C000006361 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Class C
Trading Symbol	DTICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	1.39%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Class C) returned 4.33% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Limited-Term Diversified Income Fund (Class C) – including sales charge	3.33%	1.10%	1.33%
Nomura Limited-Term Diversified Income Fund (Class C) – excluding sales charge	4.33%	1.10%	1.33%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 656,711,941
Holdings Count | Holding	252	[4]
Advisory Fees Paid, Amount	$ 1,334,167
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
C000006359 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Class A
Trading Symbol	DTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Class A) returned 5.11% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Limited-Term Diversified Income Fund (Class A) – including sales charge	2.25%	1.34%	1.87%
Nomura Limited-Term Diversified Income Fund (Class A) – excluding sales charge	5.11%	1.91%	2.15%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 656,711,941
Holdings Count | Holding	252	[5]
Advisory Fees Paid, Amount	$ 1,334,167
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
C000212989 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Oregon Fund(formerly, Macquarie Tax-Free Oregon Fund)
Class Name	Class A
Trading Symbol	FTORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free Oregon Fund (Fund) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$91	0.90%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if litigation expenses were not included.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%	[6]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Oregon Fund (Class A) returned 2.55% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg Municipal Bond Index (benchmark), the Fund's broad-based securities market index, returned 4.25%.
Top contributors to performance:
Allocation to the 10-year (8-12 years) as well as the 7-year (6-8 years) maturity segments relative to the Fund's benchmark.
A-rated exposure.
Out-of-benchmark below-investment-grade Oregon exposure.
Top detractors from performance:
An overweight allocation to the long end of the yield curve relative to the Fund's benchmark.
BBB-rated exposure, which was on the longer end of the curve in maturity/duration relative to the benchmark.
AA-rated exposure, which, similar to BBB-rated exposure, had a longer maturity/duration profile relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Tax-Free Oregon Fund (Class A) – including sales charge	-2.07%	-0.22%	1.34%
Nomura Tax-Free Oregon Fund (Class A) – excluding sales charge	2.55%	0.71%	1.75%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 46,861,597
Holdings Count | Holding	75	[7]
Advisory Fees Paid, Amount	$ 54,483
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of December 31, 2025)
Fund net assets	$46,861,597
Total number of portfolio holdings*	75
Total advisory fees paid (during reporting period)	$54,483
Portfolio turnover rate	31%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of December 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	25.41%
Healthcare Revenue Bonds	18.51%
Special Tax Revenue Bonds	14.53%
Education Revenue Bonds	12.84%
Transportation Revenue Bonds	9.22%
Electric Revenue Bonds	6.68%
State General Obligation Bonds	6.05%
Water & Sewer Revenue Bonds	4.47%
Housing Revenue Bonds	3.22%
Industrial Development Revenue/Pollution Control Revenue Bond	1.25%

State and territory allocation
Oregon	85.26%
Puerto Rico	16.37%
Guam	0.55%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Oregon Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Oregon Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
C000212988 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Oregon Fund(formerly, Macquarie Tax-Free Oregon Fund)
Class Name	Institutional Class
Trading Symbol	FTOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free Oregon Fund (Fund) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$66	0.65%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if litigation expenses were not included.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%	[8]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Oregon Fund (Institutional Class) returned 2.80% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg Municipal Bond Index (benchmark), the Fund's broad-based securities market index, returned 4.25%.
Top contributors to performance:
Allocation to the 10-year (8-12 years) as well as the 7-year (6-8 years) maturity segments relative to the Fund's benchmark.
A-rated exposure.
Out-of-benchmark below-investment-grade Oregon exposure.
Top detractors from performance:
An overweight allocation to the long end of the yield curve relative to the Fund's benchmark.
BBB-rated exposure, which was on the longer end of the curve in maturity/duration relative to the benchmark.
AA-rated exposure, which, similar to BBB-rated exposure, had a longer maturity/duration profile relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Tax-Free Oregon Fund (Institutional Class) – including sales charge	2.80%	0.96%	2.03%
Nomura Tax-Free Oregon Fund (Institutional Class) – excluding sales charge	2.80%	0.96%	2.03%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 46,861,597
Holdings Count | Holding	75	[9]
Advisory Fees Paid, Amount	$ 54,483
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of December 31, 2025)
Fund net assets	$46,861,597
Total number of portfolio holdings*	75
Total advisory fees paid (during reporting period)	$54,483
Portfolio turnover rate	31%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of December 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	25.41%
Healthcare Revenue Bonds	18.51%
Special Tax Revenue Bonds	14.53%
Education Revenue Bonds	12.84%
Transportation Revenue Bonds	9.22%
Electric Revenue Bonds	6.68%
State General Obligation Bonds	6.05%
Water & Sewer Revenue Bonds	4.47%
Housing Revenue Bonds	3.22%
Industrial Development Revenue/Pollution Control Revenue Bond	1.25%

State and territory allocation
Oregon	85.26%
Puerto Rico	16.37%
Guam	0.55%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Oregon Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Oregon Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.
[6]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if litigation expenses were not included.
[7]	Excludes cash and cash equivalents.
[8]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if litigation expenses were not included.
[9]	Excludes cash and cash equivalents.